T. ROWE PRICE Spectrum Income Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 88.8%
T. Rowe Price Funds:
High Yield Fund  883,900 17,040 22,219 148,621,414 873,894
New Income Fund  805,391 14,494 28,781 97,935,103 778,584
GNMA Fund  632,148 10,550 11,342 77,293,308 619,892
Emerging Markets Bond Fund  474,943 8,237 20,398 51,064,246 467,749
Floating Rate Fund  338,473 8,374 9,172 36,379,872 337,969
Short-Term Bond Fund  292,932 13,912 783 67,126,638 305,426
Dynamic Global Bond Fund  283,766 5,616 1,282 37,085,014 286,667
U.S. Treasury Long-Term Index
Fund  303,627 4,713 19,388 37,508,639 283,190
Dynamic Credit Fund  262,646 7,588 – 30,604,469 269,013
Corporate Income Fund  267,259 5,207 1,199 33,508,467 267,398
International Bond Fund  277,594 3,604 6,797 37,303,114 264,106
International Bond Fund (USD
Hedged)  225,654 3,250 16,160 25,288,020 213,937
Emerging Markets Local
Currency Bond Fund  198,619 3,569 3,368 39,247,703 191,136
Limited Duration Inflation
Focused Bond Fund  85,325 48,405 507 28,987,833 133,634
U.S. Treasury Intermediate Index
Fund  482 5 – 94,974 477
Total Bond Mutual Funds (Cost $5,601,086) 5,293,072
EQUITY MUTUAL FUNDS 10.8%
T. Rowe Price Funds:
Equity Income Fund  598,339 9,814 13,736 17,632,158 644,103
Total Equity Mutual Funds (Cost $312,481) 644,103
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.39% (2) 38,361 14,323 24,779 27,905,148 27,905
Total Short-Term Investments (Cost $27,905) 27,905
Total Investments in Securities 100.1%
(Cost $5,941,472) $ 5,965,080
Other Assets Less Liabilities (0.1)% (3,639)
Net Assets 100.0% $ 5,961,441

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is ava ilable by calling 1-877-495-1138 and at www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (85) $ (3,869) $ 3,323
Dynamic Credit Fund  — (1,221) 4,629
Dynamic Global Bond Fund  (45) (1,433) —
Emerging Markets Bond Fund  (3,136) 4,967 7,372
Emerging Markets Local Currency Bond Fund  (119) (7,684) 316
Equity Income Fund  333 49,686 3,295
Floating Rate Fund  (293) 294 7,760
GNMA Fund  (845) (11,464) 6,134
High Yield Fund  (1,169) (4,827) 15,379
International Bond Fund  (917) (10,295) —
International Bond Fund (USD Hedged)  (1,780) 1,193 —
Limited Duration Inflation Focused Bond Fund  (26) 411 519
New Income Fund  (2,220) (12,520) 8,961
Short-Term Bond Fund  (14) (635) 3,204
U.S. Treasury Intermediate Index Fund  — (10) 5
U.S. Treasury Long-Term Index Fund  (7,129) (5,762) 2,716
U.S. Treasury Money Fund, 5.39% — — 334
Totals $ (17,445)# $ (3,169) $ 63,947+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $63,947 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Spectrum Income Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F88-054Q1 03/24